SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS - Investments in significant entities (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Borrowings
Accounts payable | ₽	₽ 4,107	₽ 3,146
Factoring Arrangements
Borrowings
Accounts payable | ₽	₽ 9,343
Zelenaya Tochka Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	51.00%
MTS Belarus
Disclosure of investments in significant entities
The Group's share in associate	49.00%	49.00%
Sistema Capital
Disclosure of investments in significant entities
The Group's share in associate	100.00%	30.00%
RTC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
MTS Turkmenistan
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
MTS Armenia
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
MTS IT
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Nvision Czech Republic
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Sputnikovoe TV
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Stream
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Dega
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Stream Digital
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
MDTZK LLC (Ticketland)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
IT Grad
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Kinopolis
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
MTS Media
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
MTS Artifitial Intelligence
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Ponominalu
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
MTS Bank
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	99.90%	99.90%
MGTS Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	94.70%	94.70%
Navigation Information Systems Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	94.70%	94.70%
Oblachny Retail LLC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	50.80%
MTS International | Notes issued in 2010
Borrowings
Notional amount | $				$ 750
Interest rate				8.625%
MTS International | Notes issued in 2013
Borrowings
Notional amount | $			$ 500
Interest rate			5.00%
MTT
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%
MTS Avto
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Energy Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%
Bastion
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
MSW
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	100.00%